Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Share of Common Stock
The following table presents the computation of basic and diluted income (loss) per share of common stock:

	For the year ended December 31,
($ in millions and shares in thousands, except per share amounts)	2021	2020	2019
Numerator:
Net income (loss) from continuing operations attributable to IGT PLC	65	(939)	(129)
Net income from discontinued operations attributable to IGT PLC	417	41	110
Net income (loss) attributable to IGT PLC	482	(898)	(19)

Denominator:
Weighted-average shares - basic	204,954	204,725	204,373
Incremental shares under stock based compensation plans	1,841	—	—
Weighted-average shares - diluted	206,795	204,725	204,373

Net income (loss) from continuing operations attributable to IGT PLC per common share - basic	0.32	(4.59)	(0.63)
Net income (loss) from continuing operations attributable to IGT PLC per common share - diluted	0.31	(4.59)	(0.63)
Net income from discontinued operations attributable to IGT PLC per common share - basic	2.03	0.20	0.54
Net income from discontinued operations attributable to IGT PLC per common share - diluted	2.02	0.20	0.54
Net income (loss) attributable to IGT PLC per common share - basic	2.35	(4.39)	(0.09)
Net income (loss) attributable to IGT PLC per common share - diluted	2.33	(4.39)	(0.09)